Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net
6.	Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consisted of land use rights and licensed software. The following table summarizes the components of acquired intangible asset balances.

	As of December 31, 2023	As of December 31, 2022

Land use rights(a)	$14,086	$8,011
Licensed software	2,038	2,133
Subtotal	16,124	10,144
Less: accumulated amortization	(3,964)	(3,433)
Intangible assets, net	$12,160	$6,711

(a)	Details see Note 4 (d)(i).

As of December 31, 2023 and 2022, land use rights with net book value amounted to approximately $8.6 million and $2.6 million, respectively, were pledged for obtaining various of loans (See Note 10 Notes payables and Note 11 Short-term bank loans).

Amortization expenses for the years ended December 31, 2023, 2022 and 2021, amounted to approximately $0.6 million, $0.5 million and $0.5 million, respectively.

The future amortization for the intangible assets is expected to be as follows:

Twelve months ending December 31,	Estimated amortization expense

2024	$613
2025	458
2026	424
2027	397
2028	343
Thereafter	9,925
Total	$12,160